United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/10

Date of Reporting Period:  Six months ended 9/30/09

Item 1.                      Reports to Stockholders

Federated Fund for
U.S. Government Securities

Established 1969

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2009

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2009	Year Ended March 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$7.70	$7.75	$7.68	$7.57	$7.73	$7.93
Income From Investment Operations:
Net investment income	0.16[2]	0.34[2]	0.36[2]	0.37	0.34[2]	0.34[2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.08	(0.03)	0.08	0.09	(0.17)	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.31	0.44	0.46	0.17	0.15
Less Distributions:
Distributions from net investment income	(0.17)	(0.36)	(0.37)	(0.35)	(0.33)	(0.34)
Return of capital	—	—	—	—	—	(0.01)
TOTAL DISTRIBUTIONS	(0.17)	(0.36)	(0.37)	(0.35)	(0.33)	(0.35)
Net Asset Value, End of Period	$7.77	$7.70	$7.75	$7.68	$7.57	$7.73
Total Return[3]	3.21%	4.17%	5.96%	6.26%	2.24%	1.96%
Ratios to Average Net Assets:
Net expenses	0.95%[4]	0.95%	0.94%	0.93%	0.86%	0.91%
Net investment income	4.12%[4]	4.42%	4.76%	4.77%	4.39%	4.33%
Expense waiver/reimbursement[5]	0.02%[4]	0.03%	0.05%	0.05%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$591,999	$599,122	$642,170	$652,110	$712,643	$777,354
Portfolio turnover[6]	19%	26%	39%	87%	69%	73%
1	Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	This calculation excludes purchases and sales from dollar-roll transactions.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2009	Year Ended March 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$7.70	$7.75	$7.68	$7.56	$7.73	$7.93
Income from Investment Operations:
Net investment income	0.13[2]	0.28[2]	0.31[2]	0.30	0.29[2]	0.28[2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	(0.03)	0.08	0.11	(0.19)	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.25	0.39	0.41	0.10	0.09
Less Distributions:
Distributions from net investment income	(0.15)	(0.30)	(0.32)	(0.29)	(0.27)	(0.28)
Return of capital	—	—	—	—	—	(0.01)
TOTAL DISTRIBUTIONS	(0.15)	(0.30)	(0.32)	(0.29)	(0.27)	(0.29)
Net Asset Value, End of Period	$7.77	$7.70	$7.75	$7.68	$7.56	$7.73
Total Return[3]	2.82%	3.38%	5.17%	5.58%	1.31%	1.17%
Ratios to Average Net Assets:
Net expenses	1.70%[4]	1.70%	1.69%	1.69%	1.63%	1.68%
Net investment income	3.37%[4]	3.67%	4.01%	4.01%	3.69%	3.56%
Expense waiver/reimbursement[5]	0.02%[4]	0.03%	0.05%	0.04%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$88,355	$99,200	$118,494	$147,943	$188,747	$252,386
Portfolio turnover[7]	19%	26%	39%	87%	69%	73%
1	Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
7	This calculation excludes purchases and sales from dollar-roll transactions.
  See Notes which are an integral part of the Financial Statements
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2

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2009	Year Ended March 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$7.70	$7.75	$7.67	$7.56	$7.73	$7.93
Income from Investment Operations:
Net investment income	0.13[2]	0.28[2]	0.31[2]	0.30	0.28[2]	0.28[2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.09	(0.03)	0.09	0.11	(0.18)	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.25	0.40	0.41	0.10	0.09
Less Distributions:
Distributions from net investment income	(0.15)	(0.30)	(0.32)	(0.30)	(0.27)	(0.28)
Return of capital	—	—	—	—	—	(0.01)
TOTAL DISTRIBUTIONS	(0.15)	(0.30)	(0.32)	(0.30)	(0.27)	(0.29)
Net Asset Value, End of Period	$7.77	$7.70	$7.75	$7.67	$7.56	$7.73
Total Return[3]	2.83%	3.40%	5.31%	5.47%	1.31%	1.17%
Ratios to Average Net Assets:
Net expenses	1.70%[4]	1.70%	1.69%	1.68%	1.63%	1.68%
Net investment income	3.37%[4]	3.67%	4.02%	4.02%	3.67%	3.56%
Expense waiver/reimbursement[5]	0.02%[4]	0.03%	0.05%	0.04%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$63,193	$58,191	$42,593	$42,926	$52,764	$70,798
Portfolio turnover[7]	19%	26%	39%	87%	69%	73%
1	Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
7	This calculation excludes purchases and sales from dollar-roll transactions.
  See Notes which are an integral part of the Financial Statements
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3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2009	Ending Account Value 9/30/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,032.10	$4.84
Class B Shares	$1,000	$1,028.20	$8.64
Class C Shares	$1,000	$1,028.30	$8.64
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.31	$4.81
Class B Shares	$1,000	$1,016.55	$8.59
Class C Shares	$1,000	$1,016.55	$8.59
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:
Class A Shares	0.95%
Class B Shares	1.70%
Class C Shares	1.70%
Semi-Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)

At September 30, 2009, the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	101.3%
Non-Agency Mortgage-Backed Securities	3.7%
Repurchase Agreement — Collateral[2]	0.9%
Cash Equivalents[3]	4.1%
Other Assets and Liabilities — Net[4]	(10.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Includes a repurchase agreement purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

6

Portfolio of Investments

September 30, 2009 (unaudited)

Principal Amount or Shares			Value
		Mortgage-Backed Securities – 95.4%
		Federal Home Loan Mortgage Corporation – 54.7%
$98,370,333	[1]	4.500%, 6/1/2019-11/1/2039	101,378,322
125,040,799	[1]	5.000%, 2/1/2019-10/1/2039	130,513,638
127,546,513		5.500%, 5/1/2016-10/1/2037	134,279,880
26,987,692		6.000%, 10/1/2017-10/1/2038	28,627,386
9,025,595		6.500%, 10/1/2037-10/1/2038	9,642,754
643,663		7.000%, 12/1/2031	705,542
1,604,765		7.500%, 9/1/2013-8/1/2031	1,764,132
170,791		8.000%, 12/1/2029	189,977
21		12.500%, 10/1/2012	23
14		13.750%, 1/1/2011	16
523		14.750%, 8/1/2011	567
308		15.500%, 8/1/2011	346
		TOTAL	407,102,583
		Federal National Mortgage Association – 35.9%
4,583,606		4.500%, 12/1/2019	4,847,639
93,430,945	[1]	5.000%, 6/1/2023-11/1/2039	97,194,450
51,816,310		5.500%, 12/1/2013-9/1/2037	54,442,329
75,844,915		6.000%, 10/1/2028-4/1/2038	80,887,599
25,478,591		6.500%, 4/1/2029-8/1/2037	27,313,526
1,935,980		7.000%, 8/1/2028-1/1/2032	2,128,146
163,224		7.500%, 1/1/2030-10/1/2031	179,407
2,664		11.000%, 10/1/2010	2,723
3,514		11.750%, 10/1/2015	4,117
18		12.000%, 1/1/2013	19
1,387		12.750%, 8/1/2014	1,585
511		13.000%, 8/1/2015	613
2,836		15.000%, 10/1/2012	3,219
		TOTAL	267,005,372
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7

		Government National Mortgage Association – 4.8%
$19,537,187		5.000%, 11/20/2038-9/20/2039	20,249,151
6,594,236		5.500%, 12/20/2038	6,945,842
5,468,994		6.000%, 9/20/2038	5,804,397
1,659,981		7.500%, 12/15/2023-7/15/2030	1,817,734
233,561		8.250%, 5/15/2030-10/15/2030	263,481
131,597		8.375%, 8/15/2030	148,211
184,419		8.500%, 12/15/2029	209,084
323		11.250%, 9/20/2015	375
		TOTAL	35,438,275
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $670,770,049)	709,546,230
		Collateralized Mortgage Obligations – 9.6%
		Federal Home Loan Mortgage Corporation – 3.4%
10,683,251		0.573%, 5/15/2036, REMIC 3160 FD	10,512,448
6,385,650		0.553%, 6/15/2036, REMIC 3175 FE	6,289,001
6,159,103		0.623%, 7/15/2036, REMIC 3179 FP	6,092,749
2,616,200		0.643%, 8/15/2036, REMIC 3206 FE	2,581,982
		TOTAL	25,476,180
		Federal National Mortgage Association – 2.5%
1,685,389		0.496%, 10/25/2031, REMIC 2005-63 FC	1,651,186
2,771,264		0.646%, 6/25/2036, REMIC 2006-43 FL	2,732,577
7,880,540		0.546%, 7/25/2036, REMIC 2006-58 FP	7,750,425
3,211,105		0.596%, 9/25/2036, REMIC 2006-81 FB	3,160,836
3,601,479		0.626%, 10/25/2036, REMIC 2006-93 FM	3,538,212
		TOTAL	18,833,236
		Non-Agency Mortgage – 3.7%
6,511,423		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	5,394,660
3,227,075		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	3,097,601
3,639,756		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	3,283,279
5,643,107		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.446%, 5/19/2047	2,847,865
6,268,773		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	5,247,014
4,807	[2,3]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	3,276
616,282	[2,3]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	491,978
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6,924,318	[2,3]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	289,990
$4,610,176	[2,3]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	387,716
5,835,833		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	4,640,510
3,611,832		Washington Mutual 2006-AR1, Class 2A1B, 1.971%, 1/25/2046	1,372,293
		TOTAL	27,056,182
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $80,923,883)	71,365,598
		Mutual Fund – 4.1%
30,282,518	[4,5]	Government Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	30,282,518
		Repurchase Agreement – 0.9%
$6,463,000	[6]	Interest in $10,622,000 joint repurchase agreement 0.17%, dated 9/14/2009 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $10,623,505 on 10/14/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 8/25/2019 and the market value of that underlying security was $10,835,310 (segregated pending settlement of dollar-roll transactions). (AT COST)	6,463,000
		TOTAL INVESTMENTS — 110.0% (IDENTIFIED COST $788,439,450)[7]	817,657,346
		OTHER ASSETS AND LIABILITIES - NET — (10.0)%[8]	(74,110,134)
		TOTAL NET ASSETS — 100%	$743,547,212
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2009, these restricted securities amounted to $1,172,960, which represented 0.2% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
4	Affiliated company.
5	7-Day net yield.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $787,911,239.
8	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2009.
  Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
Semi-Annual Shareholder Report
9

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$709,546,230	$ —	$709,546,230
Collateralized Mortgage Obligations	—	70,192,638	1,172,960	71,365,598
Mutual Fund	30,282,518	—	—	30,282,518
Repurchase Agreement	—	6,463,000	—	6,463,000
TOTAL	$30,282,518	$786,201,868	$1,172,960	$817,657,346
  Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities
Balance as of April 1, 2009	$1,384,553
Realized gain	16,549
Change in unrealized depreciation	(42,453)
Net purchases (sales)	(185,689)
Balance as of September 30, 2009	$1,172,960
The total change in unrealized depreciation included in the Statement of Operations attributable to investments still held at September 30, 2009	$(42,453)
  The following acronym is used throughout this portfolio:
  REMIC — Real Estate Mortgage Investment Conduit
  See Notes which are an integral part of the Financial Statements
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10

Statement of Assets and Liabilities

September 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $30,282,518 of investments in an affiliated issuer (Note 5) (identified cost $788,439,450)		$817,657,346
Cash		32,590
Income receivable		2,957,923
Receivable for investments sold		65,906,165
Receivable for shares sold		799,424
TOTAL ASSETS		887,353,448
Liabilities:
Payable for investments purchased	$141,999,871
Payable for shares redeemed	598,703
Income distribution payable	643,951
Payable for Directors'/Trustees' fees	952
Payable for distribution services fee (Note 5)	92,767
Payable for shareholder services fee (Note 5)	262,054
Accrued expenses	207,938
TOTAL LIABILITIES		143,806,236
Net assets for 95,651,516 shares outstanding		$743,547,212
Net Assets Consist of:
Paid-in capital		$763,554,178
Net unrealized appreciation of investments		29,217,896
Accumulated net realized loss on investments and futures contracts		(47,855,435)
Distributions in excess of net investment income		(1,369,427)
TOTAL NET ASSETS		$743,547,212
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($591,998,671 ÷ 76,151,206 shares outstanding), no par value, unlimited shares authorized	$7.77
Offering price per share (100/95.50 of $7.77)	$8.14
Redemption proceeds per share	$7.77
Class B Shares:
Net asset value per share ($88,355,141 ÷ 11,367,251 shares outstanding), no par value, unlimited shares authorized	$7.77
Offering price per share	$7.77
Redemption proceeds per share (94.50/100 of $7.77)	$7.34
Class C Shares:
Net asset value per share ($63,193,400 ÷ 8,133,059 shares outstanding), no par value, unlimited shares authorized	$7.77
Offering price per share	$7.77
Redemption proceeds per share (99.00/100 of $7.77)	$7.69
  See Notes which are an integral part of the Financial Statements
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12

Statement of Operations

Six Months Ended September 30, 2009 (unaudited)

Investment Income:
Dividends received from an affiliated issuer (Note 5)			$30,460
Interest			18,836,182
TOTAL INCOME			18,866,642
Expenses:
Investment adviser fee (Note 5)		$1,758,221
Administrative personnel and services fee (Note 5)		289,711
Custodian fees		19,551
Transfer and dividend disbursing agent fees and expenses		458,545
Directors'/Trustees' fees		3,160
Auditing fees		11,782
Legal fees		3,681
Portfolio accounting fees		95,876
Distribution services fee — Class B Shares (Note 5)		350,441
Distribution services fee — Class C Shares (Note 5)		225,112
Shareholder services fee — Class A Shares (Note 5)		741,466
Shareholder services fee — Class B Shares (Note 5)		116,814
Shareholder services fee — Class C Shares (Note 5)		74,869
Account administration fee — Class A Shares		495
Share registration costs		23,132
Printing and postage		29,473
Insurance premiums		3,043
Miscellaneous		7,575
TOTAL EXPENSES		4,212,947
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(64,456)
Waiver of administrative personnel and services fee	(5,354)
TOTAL WAIVERS AND REIMBURSEMENT		(69,810)
Net expenses			4,143,137
Net investment income			14,723,505
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(5,358,191)
Net change in unrealized appreciation of investments			13,351,293
Net realized and unrealized gain on investments			7,993,102
Change in net assets resulting from operations			$22,716,607
  See Notes which are an integral part of the Financial Statements
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13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2009	Year Ended 3/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,723,505	$32,279,249
Net realized loss on investments and futures contracts	(5,358,191)	(1,363,854)
Net change in unrealized appreciation/depreciation of investments and futures contracts	13,351,293	(2,049,093)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,716,607	28,866,302
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(13,367,929)	(28,461,009)
Class B Shares	(1,740,647)	(4,123,526)
Class C Shares	(1,140,037)	(1,868,837)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,248,613)	(34,453,372)
Share Transactions:
Proceeds from sale of shares	60,776,969	139,226,749
Net asset value of shares issued to shareholders in payment of distributions declared	11,976,414	24,921,634
Cost of shares redeemed	(92,186,503)	(205,306,668)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,433,120)	(41,158,285)
Change in net assets	(12,965,126)	(46,745,355)
Net assets:
Beginning of period	756,512,338	803,257,693
End of period (including undistributed (distributions in excess of) net investment income of $(1,369,427) and $155,681, respectively)	$743,547,212	$756,512,338
  See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements

September 30, 2009 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Semi-Annual Shareholder Report
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and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in TBAs. As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

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Futures Contracts

The Fund may purchase and sell financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At September 30, 2009, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at September 30, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$4,215	$3,276
Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$494,291	$491,978
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999- 5/25/1999	$232,278	$289,990
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$966,812	$387,716

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 9/30/2009		Year Ended 3/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,337,951	$41,271,518	12,368,099	$94,003,766
Shares issued to shareholders in payment of distributions declared	1,264,949	9,760,631	2,693,990	20,407,384
Shares redeemed	(8,218,292)	(63,317,807)	(20,141,852)	(152,854,440)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,615,392)	$(12,285,658)	(5,079,763)	$(38,443,290)
	Six Months Ended 9/30/2009		Year Ended 3/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	599,989	$4,642,560	2,092,038	$15,864,419
Shares issued to shareholders in payment of distributions declared	184,801	1,425,586	431,304	3,266,758
Shares redeemed	(2,295,827)	(17,681,950)	(4,936,032)	(37,478,427)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,511,037)	$(11,613,804)	(2,412,690)	$(18,347,250)
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	Six Months Ended 9/30/2009		Year Ended 3/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,926,253	$14,862,891	3,866,375	$29,358,564
Shares issued to shareholders in payment of distributions declared	102,438	790,197	164,774	1,247,492
Shares redeemed	(1,452,424)	(11,186,746)	(1,971,252)	(14,973,801)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	576,267	$4,466,342	2,059,897	$15,632,255
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,550,162)	$(19,433,120)	(5,432,556)	$(41,158,285)

4. FEDERAL TAX INFORMATION

At September 30, 2009, the cost of investments for federal tax purposes was $787,911,239. The net unrealized appreciation of investments for federal tax purposes was $29,746,107. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $40,021,791 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,275,684.

At March 31, 2009, the Fund had a capital loss carryforward of $41,031,008 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$3,247,713
2013	$10,382,357
2014	$4,881,984
2015	$21,792,738
2017	$726,216

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.25% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2009, the Adviser voluntarily waived $47,419 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,354 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2009, FSC retained $43,002 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2009, FSC retained $25,484 in sales charges from the sale of Class A Shares. FSC also retained $18,750 of CDSC relating to redemptions of Class A Shares and $8,298 relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2009, FSSC received $358,197 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.95%, 1.70% and 1.70%, respectively, for the fiscal year ending March 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through May 31, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2009, the Adviser reimbursed $17,037. Transactions with the affiliated company during the six months ended September 30, 2009, were as follows:

Affiliate	Balance of Shares Held 3/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2009	Value	Dividend Income
Government Obligations Fund, Institutional Shares	44,198,140	184,550,179	198,465,801	30,282,518	$30,282,518	$30,460

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended September 30, 2009, were as follows:

Purchases	$ —
Sales	$25,253,832
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7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2009, there were no outstanding loans. During the six months ended September 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2009, there were no outstanding loans. During the six months ended September 30, 2009, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

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10. Subsequent events

Management has evaluated subsequent events through November 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES (THE “FUND”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
27

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
28

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400. Semi-Annual Shareholder Report
31

Federated Securities Corp., Distributor

Cusip 31420C704
Cusip 31420C803
Cusip 31420C886

8110105 (11/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Federated Real Return
Bond Fund

Established 2006

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2009

Class A Shares
Class C Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2009	Year Ended March 31,		Period Ended 3/31/2007[1]
		2009	2008
Net Asset Value, Beginning of Period	$10.26	$10.91	$10.18	$10.00
Income From Investment Operations:
Net investment income	0.09	0.25[2]	0.59	0.07
Net realized and unrealized gain (loss) on investments and swap contracts	0.29	(0.45)	0.73	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.38	(0.20)	1.32	0.26
Less Distributions:
Distributions from net investment income	(0.11)	(0.32)	(0.59)	(0.08)
Distributions from net realized gain on investments	—	—	(0.00)[3]	—
Return of capital[4]	—	(0.13)[2]	—	—
TOTAL DISTRIBUTIONS	(0.11)	(0.45)	(0.59)	(0.08)
Net Asset Value, End of Period	$10.53	$10.26	$10.91	$10.18
Total Return[5]	3.72%	(1.83)%	13.48%	2.58%
Ratios to Average Net Assets:
Net expenses	0.70%[6]	0.70%	0.64%	0.70%[6]
Net investment income	1.84%[6]	2.54%	4.25%	1.58%[6]
Expense waiver/reimbursement[7]	2.19%[6]	2.95%	5.74%	17.28%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,484	$13,603	$4,289	$103
Portfolio turnover	7%	28%	66%	0%
1	Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2009	Year Ended March 31,		Period Ended 3/31/2007[1]
		2009	2008
Net Asset Value, Beginning of Period	$10.26	$10.91	$10.18	$10.00
Income From Investment Operations:
Net investment income	0.06	0.21[2]	0.53	0.02
Net realized and unrealized gain (loss) on investments and swap contracts	0.31	(0.45)	0.71	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.37	(0.24)	1.24	0.24
Less Distributions:
Distributions from net investment income	(0.10)	(0.28)	(0.51)	(0.06)
Distributions from net realized gain on investments	—	—	(0.00)[3]	—
Return of capital[4]	—	(0.13)[2]	—	—
TOTAL DISTRIBUTIONS	(0.10)	(0.41)	(0.51)	(0.06)
Net Asset Value, End of Period	$10.53	$10.26	$10.91	$10.18
Total Return[5]	3.62%	(2.23)%	12.69%	2.44%
Ratios to Average Net Assets:
Net expenses	1.45%[6]	1.45%	1.43%	1.44%[6]
Net investment income	1.21%[6]	2.08%	3.79%	0.84%[6]
Expense waiver/reimbursement[7]	2.19%[6]	3.05%	5.87%	17.28%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,119	$8,927	$5,477	$31
Portfolio turnover	7%	28%	66%	0%
1	Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2009	Year Ended March 31,		Period Ended 3/31/2007[1]
		2009	2008
Net Asset Value, Beginning of Period	$10.26	$10.91	$10.18	$10.00
Income From Investment Operations:
Net investment income	0.10	0.37[2]	0.59	0.08
Net realized and unrealized gain (loss) on investments and swap contracts	0.28	(0.55)	0.75	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.38	(0.18)	1.34	0.26
Less Distributions:
Distributions from net investment income	(0.11)	(0.34)	(0.61)	(0.08)
Distributions from net realized gain on investments	—	—	(0.00)[3]	—
Return of capital[4]	—	(0.13)[2]	—	—
TOTAL DISTRIBUTIONS	(0.11)	(0.47)	(0.61)	(0.08)
Net Asset Value, End of Period	$10.53	$10.26	$10.91	$10.18
Total Return[5]	3.75%	(1.69)%	13.74%	2.62%
Ratios to Average Net Assets:
Net expenses	0.45%[6]	0.45%	0.45%	0.45%[6]
Net investment income	3.62%[6]	3.69%	6.32%	1.83%[6]
Expense waiver/reimbursement[7]	2.14%[6]	3.11%	12.80%	17.28%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,424	$314	$284	$2,545
Portfolio turnover	7%	28%	66%	0%
1	Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2009	Ending Account Value 9/30/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,037.20	$3.57
Class C Shares	$1,000	$1,036.20	$7.40
Institutional Shares	$1,000	$1,037.50	$2.30
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.56	$3.55
Class C Shares	$1,000	$1,017.80	$7.33
Institutional Shares	$1,000	$1,022.81	$2.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.70%
Class C Shares	1.45%
Institutional Shares	0.45%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At September 30, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets[2]
U.S. Treasury Inflation-Protected Securities	66.3%
Derivative Contracts-Credit Default Swaps (notional value)[3]	25.7%
High Yield Securities	3.8%
Other Security Types[4,5]	0.0%
Cash Equivalents[6]	3.3%
Other Assets and Liabilities — Net[7]	0.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Derivative contracts may consist of futures, forwards, options and swaps. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
4	Other Security Types consist of common stock, preferred stock and warrants.
5	Represents less than 0.01%.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.

Semi-Annual Shareholder Report

Portfolio of Investments

September 30, 2009 (unaudited)

Shares			Value
		Mutual Funds – 99.2%;1
2,272,190		Federated Inflation-Protected Securities Core Fund	$23,903,439
226,941		High Yield Bond Portfolio	1,370,725
537,187	[2]	Prime Value Obligations Fund, Institutional Shares, 0.30%	537,187
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $25,052,449)[3]	25,811,351
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[4]	216,351
		TOTAL NET ASSETS — 100%	$26,027,702
  At September 30, 2009, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Goldman Sachs & Co.	Merrill Lynch, Pierce, Fenner & Smith	Goldman Sachs & Co.	Goldman Sachs & Co.	Unrealized Appreciation of Credit Default Swaps
Reference Entity	Series 11 Investment Grade CDX Index	Series 11 Investment Grade CDX Index	Series 12 Investment Grade CDX Index	Series 13 Investment Grade CDX Index
Buy/Sell	Sell	Sell	Sell	Sell
Pay/Receive Fixed Rate	1.50%	1.50%	1.00%	1.00%
Expiration Date	12/20/2013	12/20/2013	6/20/2014	12/20/2014
Implied Credit Spread at 9/30/2009[5]	0.75%	0.75%	0.80%	1.00%
Notional Amount	$2,000,000	$2,000,000	$3,000,000	$2,000,000
Market Value	$16,549	$16,549	$(13,156)	$480
Upfront Premiums Paid/ (Received)	$(44,145)	$(43,413)	$(39,217)	$480
Unrealized Appreciation	$60,694	$59,962	$26,061	$ —	$146,717
  Unrealized Appreciation on the Swap Contracts is included in “Other Assets andLiabilities — Net.”
Semi-Annual Shareholder Report

  Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds	$25,811,351	$ —	$ —	$25,811,351
OTHER FINANCIAL INSTRUMENTS*	$ —	$146,717	$ —	$146,717
*	Other financial instruments include swap contracts.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2009 (unaudited)

Assets:
Total investments in affiliated issuers (Note 5), at value (identified cost $25,052,449)		$25,811,351
Receivable for investments sold		2,000,000
Receivable for shares sold		308,691
Receivable for periodic payments from swap contracts		3,055
Swaps, at value (net premiums received $126,295)		20,422
TOTAL ASSETS		28,143,519
Liabilities:
Payable for investments purchased	$2,001,035
Payable for shares redeemed	59,012
Bank overdraft	39
Payable for distribution services fee (Note 5)	7,303
Payable for shareholder services fee (Note 5)	8,436
Accrued expenses	39,992
TOTAL LIABILITIES		2,115,817
Net assets for 2,471,511 shares outstanding		$26,027,702
Net Assets Consist of:
Paid-in capital		$25,503,456
Net unrealized appreciation of investments and swap contracts		905,619
Accumulated net realized loss on investments and swap contracts		(369,485)
Distributions in excess of net investment income		(11,888)
TOTAL NET ASSETS		$26,027,702
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($12,484,354 ÷ 1,185,367 shares outstanding), no par value, unlimited shares authorized		$10.53
Offering price per share (100/95.50 of $10.53)		$11.03
Redemption proceeds per share		$10.53
Class C Shares:
Net asset value per share ($12,118,968 ÷ 1,150,899 shares outstanding), no par value, unlimited shares authorized		$10.53
Offering price per share		$10.53
Redemption proceeds per share (99.00/100 of $10.53)		$10.42
Institutional Shares:
Net asset value per share ($1,424,380 ÷ 135,245 shares outstanding), no par value, unlimited shares authorized		$10.53
Offering price per share		$10.53
Redemption proceeds per share		$10.53
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended September 30, 2009 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$325,856
Expenses:
Investment adviser fee (Note 5)		$49,299
Administrative personnel and services fee (Note 5)		115,316
Custodian fees		3,199
Transfer and dividend disbursing agent fees and expenses		67,462
Directors'/Trustees' fees		787
Auditing fees		13,838
Legal fees		5,030
Portfolio accounting fees		33,480
Distribution services fee — Class C Shares (Note 5)		39,787
Shareholder services fee — Class A Shares (Note 5)		16,674
Shareholder services fee — Class C Shares (Note 5)		13,247
Share registration costs		20,574
Printing and postage		14,208
Insurance premiums		2,197
Miscellaneous		718
TOTAL EXPENSES		395,816
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(49,299)
Waiver of administrative personnel and services fee	(22,439)
Reimbursement of other operating expenses	(198,304)
TOTAL WAIVERS AND REIMBURSEMENTS		(270,042)
Net expenses			125,774
Net investment income			200,082
Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized loss on investments in affiliated issuers			(40,469)
Net realized gain on swap contracts			38,127
Net change in unrealized appreciation of investments			557,083
Net change in unrealized depreciation of swap contracts			201,483
Net realized and unrealized gain on investments and swap contracts			756,224
Change in net assets resulting from operations			$956,306
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2009	Year Ended 3/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$200,082	$392,446
Net realized loss on investments in affiliated issuers and swap contracts	(2,342)	(282,620)
Net change in unrealized appreciation/depreciation of investments and swap contracts	758,566	(340,423)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	956,306	(230,597)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(145,618)	(220,069)
Class C Shares	(110,735)	(138,953)
Institutional Shares	(12,755)	(8,987)
Return of capital
Class A Shares	—	(127,495)
Class C Shares	—	(77,993)
Institutional Shares	—	(3,494)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(269,108)	(576,991)
Share Transactions:
Proceeds from sale of shares	8,615,230	26,101,846
Net asset value of shares issued to shareholders in payment of distributions declared	189,785	307,549
Cost of shares redeemed	(6,309,118)	(12,806,201)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,495,897	13,603,194
Change in net assets	3,183,095	12,795,606
Net assets:
Beginning of period	22,844,607	10,049,001
End of period (including undistributed (distributions in excess of) net investment income of $(11,888) and $57,138, respectively)	$26,027,702	$22,844,607
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements

September 30, 2009 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Real Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income and real total returns.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for Semi-Annual Shareholder Report the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Semi-Annual Shareholder Report may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2009, tax years 2007 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at September 30, 2009, is $9,000,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain on swap contracts in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Credit contracts	Receivable for periodic payments from swap contracts	$3,055	—	—
Credit contracts	Swaps, at value	20,422	—	—
TOTAL DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS UNDER ASC TOPIC 815		$23,477	—	—

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$38,127
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$201,483

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 9/30/2009		Year Ended 3/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	362,009	$3,738,157	1,737,705	$17,835,023
Shares issued to shareholders in payment of distributions declared	12,732	131,554	17,832	185,824
Shares redeemed	(515,252)	(5,330,729)	(822,710)	(8,249,668)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(140,511)	$(1,461,018)	932,827	$9,771,179
	Six Months Ended 9/30/2009		Year Ended 3/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	370,124	$3,794,336	800,520	$8,229,545
Shares issued to shareholders in payment of distributions declared	5,335	55,115	10,625	111,473
Shares redeemed	(94,903)	(973,157)	(442,741)	(4,556,533)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	280,556	$2,876,294	368,404	$3,784,485
	Six Months Ended 9/30/2009		Year Ended 3/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	104,812	$1,082,737	3,677	$37,278
Shares issued to shareholders in payment of distributions declared	302	3,116	978	10,252
Shares redeemed	(508)	(5,232)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	104,606	$1,080,621	4,655	$47,530
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	244,651	$2,495,897	1,305,886	$13,603,194

4. FEDERAL TAX INFORMATION

At September 30, 2009, the cost of investments for federal tax purposes was $25,052,449. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from swap contracts was $758,902. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $758,902.

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At March 31, 2009, the Fund had a capital loss carryforward of $47,776 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended September 30, 2009, the Adviser voluntarily waived $48,969 of its fee and voluntarily reimbursed $198,304 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2009, the net fee paid to FAS was 0.754% of average daily net assets of the Fund. FAS waived $22,439 of its fee. The Fund is currently being charged the minimum administrative fee; therefore, the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2009, FSC retained $15,625 of fees paid by the Fund. For the six months ended September 30, 2009, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2009, FSC retained $8,395 in sales charges from the sale of Class A Shares. FSC also retained $1,679 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2009, FSSC received $672 of fees paid by the Fund. For the six months ended September 30, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.70%, 1.45% and 0.45%, respectively, for the fiscal year ending March 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through May 31, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2009, the Adviser reimbursed $330. Transactions with affiliated companies during the six months ended September 30, 2009 were as follows:

Affiliates	Balance of Shares Held 3/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2009	Value	Dividend Income
Federated Inflation — Protected Securities Core Fund	2,104,941	329,804	162,555	2,272,190	$23,903,439	$277,899
High Yield Bond Portfolio	110,006	116,935	—	226,941	1,370,725	45,829
Prime Value Obligations Fund, Institutional Shares	736,689	5,796,218	5,995,720	537,187	537,187	2,128
TOTAL OF AFFILIATED TRANSACTIONS	2,951,636	6,242,957	6,158,275	3,036,318	$25,811,351	$325,856

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Inflation Protected Securities Core Fund (IPCORE), a portfolio of Core Trust, is to provide total return consistent with investment in inflation-protected securities. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. The financial statements of IPCORE for the six months ended June 30, 2009 are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 91.8% of its net assets at September 30, 2009. The financial statements of IPCORE should be read in conjunction with the Fund's financial statements. The valuation of the securities held by IPCORE is discussed in the notes to its financial statements. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2009, were as follows:

Purchases	$4,040,767
Sales	$1,700,000
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7. risk of investing in underlying funds

Each of the underlying Funds in which the Fund invests has its own investment risks, and these risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2009, there were no outstanding loans. During the six months ended September 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2009, there were no outstanding loans. During the six months ended September 30, 2009, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a Semi-Annual Shareholder Report material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through November 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Financial Highlights - Federated Inflation-Protected Securities Core Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2009	Year Ended December 31,		Period Ended 12/31/2006[1]
		2008	2007
Net Asset Value, Beginning of Period	$9.99	$10.60	$10.00	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.02)	0.50	0.58	(0.03)[2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.43	(0.46)	0.61	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.04	1.19	0.01
Less Distributions:
Distributions from net investment income	—	(0.54)	(0.58)	(0.00)[3,4]
Distributions from net realized gain on investments and futures contracts	—	(0.02)	(0.01)	(0.01)[4]
Return of capital[5]	—	(0.09)[2]	—	—
TOTAL DISTRIBUTIONS	—	(0.65)	(0.59)	(0.01)
Net Asset Value,End of Period	$10.40	$9.99	$10.60	$10.00
Total Return[6]	4.10%	0.14%	12.34%	0.13%
Ratios to Average Net Assets:
Net expenses	0.05%[7]	0.05%	0.05%	0.05%[7]
Net investment income (loss)	(0.54)%[7]	4.14%	5.68%	(1.69)%[7]
Expense waiver/reimbursement[8]	1.17%[7]	1.96%	7.79%	12.34%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,462	$17,241	$6,508	$2,400
Portfolio turnover	14%	129%	29%	25%
1	Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Certain amounts have been reclassified to permit comparison, based on the final 2006 tax return. Net assets were not affected by this reclassification.
5	Represents a return of capital for federal income tax purposes.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited) - Federated Inflation-Protected Securities Core Fund

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,041.00	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.55	$0.25
1	Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Table (unaudited) - Federated Inflation-Protected Securities Core Fund

At June 30, 2009, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	92.5%
Derivative Contracts[2]	(0.1)%
Cash Equivalents[3]	3.7%
Other Assets and Liabilities — Net[4]	3.9%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments - Federated Inflation-Protected Securities Core Fund

June 30, 2009 (unaudited)

Principal Amount or Shares			Value
		U.S. Treasury – 92.5%
		Treasury Securities – 92.5%
$791,819		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	814,646
1,074,290		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	1,051,587
4,681,788		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	4,415,511
1,074,240		U.S. Treasury Inflation-Protected Note, 2.375%, 4/15/2011	1,107,181
2,269,991		U.S. Treasury Inflation-Protected Note, 2.500%, 7/15/2016	2,382,782
480,328		U.S. Treasury Inflation-Protected Note, 3.375%, 1/15/2012	511,118
1,074,290		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2016	1,090,698
1,268,772		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	1,323,785
2,340,894		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	2,317,851
647,168		U.S. Treasury Inflation-Protected Note, 0.875%, 4/15/2010	647,876
1,534,680		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2015	1,551,825
1,558,617		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,660,536
296,637		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	287,552
735,532		U.S. Treasury Inflation-Protected Note, 2.000%, 4/15/2012	756,822
1,815,804	[1]	U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	1,794,383
		TOTAL U.S. TREASURY (IDENTIFIED COST $20,662,106)	21,714,153
		MUTUAL FUND — 3.7%
855,867	[2,3]	Government Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	855,867
		TOTAL INVESTMENTS — 96.2% (IDENTIFIED COST $21,517,973)[4]	22,570,020
		OTHER ASSETS AND LIABILITIES - NET — 3.8%[5]	892,361
		TOTAL NET ASSETS — 100%	$23,462,381
Semi-Annual Shareholder Report

  At June 30, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
6 U.S. Treasury Bond 30 Year Long Futures	7	$828,516	September 2009	$(19,320)
  Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net”.
  Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

    The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$21,714,153	$ —	$21,714,153
Mutual Fund	855,867	—	—	855,867
TOTAL SECURITIES	$855,867	$21,714,153	$ —	$22,570,020
OTHER FINANCIAL INSTRUMENTS*	$(19,320)	$ —	$ —	$(19,320)
*	Other financial instruments include futures contracts.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Assets and Liabilities - Federated Inflation-Protected Securities Core Fund

  June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $855,867 of investments in an affiliated issuer (Note 5) (identified cost $21,517,973)		$22,570,020
Income receivable		177,477
Receivable for investments sold		745,353
TOTAL ASSETS		23,492,850
Liabilities:
Payable for custodian fees	$1,877
Payable for transfer and dividend disbursing agent fees and expenses	2,537
Payable for auditing fees	11,704
Payable for legal fees	2,123
Payable for portfolio accounting fees	6,883
Payable for insurance premiums	2,386
Payable for Directors'/Trustees' fees	664
Payable for daily variation margin	1,422
Accrued expenses	873
TOTAL LIABILITIES		30,469
Net assets for 2,255,854 shares outstanding		$23,462,381
Net Assets Consist of:
Paid-in capital		$23,577,328
Net unrealized appreciation of investments and futures contracts		1,032,727
Accumulated net realized loss on investments and futures contracts		(1,027,613)
Distributions in excess of net investment income		(120,061)
TOTAL NET ASSETS		$23,462,381
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$23,462,381 ÷ 2,255,854 shares outstanding, no par value, unlimited shares authorized		$10.40
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Operations - Federated Inflation-Protected Securities Core Fund

  Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends received from an affiliated issuer (Note 5)			$983
Interest (net of TIPS deflation adjustment)			(51,059)
TOTAL INCOME			(50,076)
Expenses:
Administrative personnel and services fee (Note 5)		$74,384
Custodian fees		3,089
Transfer and dividend disbursing agent fees and expenses		6,674
Directors'/Trustees' fees		1,899
Auditing fees		11,703
Legal fees		4,637
Portfolio accounting fees		21,100
Insurance premiums		2,066
Miscellaneous		200
TOTAL EXPENSES		125,752
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(74,384)
Reimbursement of other operating expenses	(45,711)
TOTAL WAIVER AND REIMBURSEMENT		(120,095)
Net expenses			5,657
Net investment income (loss)			(55,733)
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(6,526)
Net realized gain on futures contracts			7,504
Net change in unrealized appreciation of investments			960,350
Net change in unrealized depreciation of futures contracts			15,749
Net realized and unrealized gain on investments and futures contracts			977,077
Change in net assets resulting from operations			$921,344
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Changes in Net Assets - Federated Inflation-Protected Securities Core Fund

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(55,733)	$544,146
Net realized gain (loss) on investments and futures contracts	978	(1,026,805)
Net change in unrealized appreciation/depreciation of investments and futures contracts	976,099	(106,159)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	921,344	(588,818)
Distributions to Shareholders:
Distributions from net investment income	—	(608,474)
Distributions from net realized gain on investments and futures contracts	—	(19,058)
Return of capital	—	(119,815)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(747,347)
Share Transactions:
Proceeds from sale of shares	6,400,000	18,550,000
Net asset value of shares issued to shareholders in payment of distributions declared	—	19,067
Cost of shares redeemed	(1,100,000)	(6,500,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,300,000	12,069,067
Change in net assets	6,221,344	10,732,902
Net Assets:
Beginning of period	17,241,037	6,508,135
End of period (including distributions in excess of net investment income of $(120,061) and $(64,328), respectively)	$23,462,381	$17,241,037
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Notes to Financial Statements - Federated Inflation-Protected Securities Core Fund

  June 30, 2009 (unaudited)

  1. ORGANIZATION

  Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return consistent with investment in inflation-protected securities. Currently, Shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for Semi-Annual Shareholder Report the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  Semi-Annual Shareholder Report

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. TIPS are included in interest income. Distributions of net investment income, if any, are declared daily and paid monthly.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Futures Contracts

  The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

  Semi-Annual Shareholder Report

  Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

  Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Interest rate contracts	—	—	Payable for daily variation margin	$19,320*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

  The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$7,504
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$15,749

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following table summarizes share activity:

	Six Months Ended 6/30/2009	Year Ended 12/31/2008
Shares sold	639,834	1,731,664
Shares issued to shareholders in payment of distributions declared	—	1,700
Shares redeemed	(110,130)	(621,198)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(529,704)	1,112,166
  Semi-Annual Shareholder Report

  4. FEDERAL TAX INFORMATION

  At June 30, 2009, the cost of investments for federal tax purposes was $21,517,973. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $1,052,047. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,073,280 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,233.

  At December 31, 2008, the Fund had a capital loss carryforward of $1,050,796 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

  The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily reimbursed $45,711 of other operating expenses.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, FAS waived its entire fee of $74,384.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Semi-Annual Shareholder Report

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2009 were as follows:

Affiliate	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2009	Value	Dividend Income
Government Obligations Fund, Institutional Shares	1,395,650	2,825,811	3,365,594	855,867	$855,867	$983

  6. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

  7. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

  8. LEGAL PROCEEDINGS

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the Semi-Annual Shareholder Report law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  9. SUBSEQUENT EVENTS

  Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

  Semi-Annual Shareholder Report

  Evaluation and Approval of Advisory Contract - May 2009

  Federated Real Return Bond Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  For the one-year period covered by the report, the Fund's performance was above the median of the relevant peer group.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Semi-Annual Shareholder Report

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  Semi-Annual Shareholder Report

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400. Semi-Annual Shareholder Report

  Federated Securities Corp., Distributor

  Cusip 31420C779
  Cusip 31420C761
  Cusip 31420C753

  37635 (11/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  Item 2.                      Code of Ethics

  Not Applicable

  Item 3.                      Audit Committee Financial Expert

  Not Applicable

  Item 4.                      Principal Accountant Fees and Services

  Not Applicable

  Item 5.                      Audit Committee of Listed Registrants

  Not Applicable

  Item 6.                      Schedule of Investments

  Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

  Item 10.                      Submission of Matters to a Vote of Security Holders

  Not Applicable

  Item 11.                                Controls and Procedures

  (a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 12.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer
Date	November 19, 2009

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer
Date	November 19, 2009

By	/S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer
Date	November 19, 2009